UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2015

MFS® CHARTER INCOME TRUST

MCR-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Charter Income Trust’s (the fund) Board of Trustees has adopted a managed distribution policy effective May 1, 2015. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

MFS® CHARTER INCOME TRUST

New York Stock Exchange Symbol: MCR

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic conditions were sluggish in early 2015. U.S. growth decelerated sharply, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady deceleration in China’s pace of growth and a struggling Japanese economy.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions,

China’s economic growth rate has continued to decelerate to multi-decade lows, and Chinese equity markets are showing signs of strain.

In Puerto Rico, concerns about the island nation’s ability to pay its outstanding debt obligations resurfaced, which weighed on municipal bond markets.

The U.S. Federal Reserve has remained accommodative in the face of global headwinds and low inflation.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

July 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	66.0%
Non-U.S. Government Bonds	24.0%
Emerging Markets Bonds	13.1%
Investment Grade Corporates	11.7%
Commercial Mortgage-Backed Securities	3.5%
U.S. Government Agencies	2.4%
Mortgage-Backed Securities	1.4%
Floating Rate Loans	1.2%
Collateralized Debt Obligations	0.3%
Asset-Backed Securities	0.1%
U.S. Treasury Securities	(19.5)%

Composition including fixed income credit quality (a)(i)
AAA	6.6%
AA	3.0%
A	5.8%
BBB	18.6%
BB	31.6%
B	35.0%
CCC	7.0%
C	0.3%
D	0.2%
U.S. Government	0.9%
Federal Agencies	3.8%
Not Rated	(8.6)%
Non-Fixed Income	0.7%
Cash & Other	(4.9)%

Portfolio facts (i)
Average Duration (d)	5.5
Average Effective Maturity (m)	7.1 yrs.

Issuer country weightings (i)(x)
United States	48.0%
Germany	8.0%
Japan	6.5%
Canada	5.4%
United Kingdom	4.1%
Italy	2.6%
Mexico	2.6%
Supranational	1.6%
Israel	1.5%
Other Countries	19.7%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

From time to time Cash & Other may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 5/31/15.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard Hawkins	Lead Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

William Adams	Lower Quality Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Lower Quality Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Pilar Gomez-Bravo	Global Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013; Managing Director of Imperial Capital from May 2012 to March 2013; Portfolio Manager and Head of Research of Negentropy Capital from June 2011 to April 2012; Co-founder of Marengo Asset Management from June 2010 to April 2011.

Joshua Marston	Structured Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1999.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matthew Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 110.2%
Issuer	Shares/Par		Value ($)

Aerospace - 1.6%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21		$1,805,000	$1,931,350
Bombardier, Inc., 7.75%, 3/15/20 (n)		260,000	268,450
Bombardier, Inc., 6.125%, 1/15/23 (n)		1,260,000	1,146,600
Bombardier, Inc., 7.5%, 3/15/25 (n)		560,000	535,500
CPI International, Inc., 8.75%, 2/15/18		1,495,000	1,539,850
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21		1,805,000	1,931,350
Kratos Defense & Security Solutions, Inc., 7%, 5/15/19		380,000	338,200
TransDigm, Inc., 6%, 7/15/22		275,000	278,781
TransDigm, Inc., 6.5%, 7/15/24		705,000	719,100

			$8,689,181
Airlines - 0.0%
Ryanair Ltd., 1.125%, 3/10/23	EUR	175,000	$186,758

Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20		$755,000	$799,356
PVH Corp., 4.5%, 12/15/22		1,375,000	1,395,625

			$2,194,981
Asset-Backed & Securitized - 3.9%
Banc of America Commercial Mortgage, Inc., FRN, 5.743%, 2/10/51		$1,053,603	$1,136,919
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)		49,458	51,564
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 12/28/40 (z)		651,555	397,506
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		1,605,000	1,671,057
Commercial Mortgage Pass-Through Certificates, FRN, 5.775%, 6/10/46		230,000	239,403
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48		500,000	514,495
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2/25/33		116,071	116,206
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)		2,829,556	945,468
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.375%, 7/15/25 (z)		722,000	714,270
First Union-Lehman Brothers Bank of America, FRN, 0.653%, 11/18/35 (i)		5,367,348	81,788

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		$954,545	$1,005,107
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.773%, 6/15/49		792,055	800,799
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.938%, 2/15/51		318,716	319,193
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.773%, 6/15/49		2,346,110	2,492,266
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.773%, 6/15/49		2,142,300	2,246,611
Merrill Lynch Mortgage Trust, FRN, 5.836%, 6/12/50		1,350,000	1,435,186
Morgan Stanley Capital I Trust, “AM”, FRN, 5.683%, 4/15/49		2,137,000	2,239,884
Multi Security Asset Trust, “A3”, CDO, 5%, 11/28/35 (n)		15,618	15,559
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.951%, 2/15/51		3,573,246	3,769,460
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48		768,632	781,092

			$20,973,833
Automotive - 1.9%
Accuride Corp., 9.5%, 8/01/18		$1,735,000	$1,791,388
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	200,000	211,794
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$550,000	553,155
Ford Motor Credit Co. LLC, 1.461%, 3/27/17		252,000	251,989
General Motors Financial Co., Inc., 3.45%, 4/10/22		256,000	252,103
Goodyear Tire & Rubber Co., 6.5%, 3/01/21		1,695,000	1,805,175
Goodyear Tire & Rubber Co., 7%, 5/15/22		350,000	383,250
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)		370,000	379,309
Hyundai Capital America, 2.6%, 3/19/20 (n)		272,000	274,516
Lear Corp., 4.75%, 1/15/23		1,015,000	1,027,688
Lear Corp., 5.375%, 3/15/24		60,000	62,100
Lear Corp., 5.25%, 1/15/25		790,000	797,900
Schaeffler Finance B.V., 3.25%, 5/15/19	EUR	230,000	258,293
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)		$460,000	470,350
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)		470,000	499,967
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	200,000	233,485
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)		$950,000	966,625

			$10,219,087
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/20		$200,000	$229,492

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Broadcasting - 1.5%
AMC Networks, Inc., 7.75%, 7/15/21		$863,000	$938,513
Clear Channel Communications, Inc., 9%, 3/01/21		993,000	938,385
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22		190,000	199,025
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22		850,000	899,938
Liberty Media Corp., 8.5%, 7/15/29		820,000	910,200
Liberty Media Corp., 8.25%, 2/01/30		210,000	229,950
Netflix, Inc., 5.375%, 2/01/21		1,680,000	1,751,400
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		1,005,000	1,067,813
Omnicom Group, Inc., 3.65%, 11/01/24		77,000	77,169
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	240,000	278,280
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)		$181,000	181,526
Univision Communications, Inc., 5.125%, 2/15/25 (n)		380,000	377,910

			$7,850,109
Brokerage & Asset Managers - 0.1%
E*Trade Financial Corp., 4.625%, 9/15/23		$730,000	$733,650

Building - 2.2%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$1,865,000	$1,953,588
Building Materials Corp. of America, 5.375%, 11/15/24 (n)		1,250,000	1,260,150
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		675,000	714,656
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		284,000	303,198
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		423,000	455,360
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)		263,000	234,070
CRH Finance Ltd., 3.125%, 4/03/23	EUR	150,000	185,474
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)		$210,000	213,413
Gibraltar Industries, Inc., 6.25%, 2/01/21		830,000	856,975
HD Supply, Inc., 7.5%, 7/15/20		980,000	1,059,625
Headwaters, Inc., 7.25%, 1/15/19		535,000	561,750
Masco Corp., 4.45%, 4/01/25		85,000	87,231
Mohawk Industries, Inc., 3.85%, 2/01/23		134,000	136,367
Nortek, Inc., 8.5%, 4/15/21		1,370,000	1,484,738
Owens Corning, Inc., 4.2%, 12/15/22		127,000	130,643
PriSo Acquisition Corp., 9%, 5/15/23 (n)		595,000	583,100
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		1,075,000	1,104,563
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		259,000	264,504

			$11,589,405
Business Services - 1.2%
Equinix, Inc., 4.875%, 4/01/20		$565,000	$583,363
Equinix, Inc., 5.375%, 1/01/22		305,000	317,391

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - continued
Equinix, Inc., 5.375%, 4/01/23		$880,000	$906,400
Fidelity National Information Services, Inc., 3.875%, 6/05/24		537,000	546,334
Fiserv, Inc., 2.7%, 6/01/20		275,000	275,892
Iron Mountain, Inc., 8.375%, 8/15/21		150,000	156,150
Iron Mountain, Inc., REIT, 6%, 8/15/23		1,540,000	1,632,400
NeuStar, Inc., 4.5%, 1/15/23		1,260,000	1,108,800
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)		449,000	464,751
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		485,000	487,258

			$6,478,739
Cable TV - 4.8%
Altice Financing S.A., 6.5%, 1/15/22 (n)		$2,005,000	$2,055,125
Altice Financing S.A., 6.625%, 2/15/23 (n)		1,400,000	1,450,750
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		250,000	266,250
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		1,965,000	2,066,934
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)		780,000	783,900
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		1,020,000	1,050,600
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)		335,000	337,513
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		1,675,000	1,708,500
Comcast Corp., 4.75%, 3/01/44		223,000	237,295
DISH DBS Corp., 7.875%, 9/01/19		240,000	271,200
DISH DBS Corp., 6.75%, 6/01/21		1,000,000	1,068,125
DISH DBS Corp., 5%, 3/15/23		1,065,000	1,026,394
DISH DBS Corp., 5.875%, 11/15/24		380,000	380,950
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,145,000	1,064,850
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		1,330,000	1,221,525
Intelsat Luxembourg S.A., 8.125%, 6/01/23		1,350,000	1,201,500
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	520,000	643,933
Lynx I Corp., 5.375%, 4/15/21 (n)		$342,000	358,245
Lynx II Corp., 6.375%, 4/15/23 (n)		555,000	589,688
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	215,000	197,935
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$90,000	89,888
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		120,000	124,950
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		185,000	192,631
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		740,000	714,100
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		1,065,000	1,105,151
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		745,000	746,118
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	100,000	163,218
Time Warner Cable, Inc., 5.25%, 7/15/42	GBP	100,000	150,043

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Time Warner Cable, Inc., 4.5%, 9/15/42		$119,000	$103,238
Unitymedia Hessen, 5.5%, 1/15/23 (n)		1,350,000	1,392,188
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		770,000	796,950
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)		800,000	801,000
VTR Finance B.V., 6.875%, 1/15/24 (n)		731,000	761,154
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)		200,000	204,000

			$25,325,841
Chemicals - 2.6%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$1,044,000	$1,132,740
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		830,000	838,300
CF Industries, Inc., 5.15%, 3/15/34		169,000	177,348
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		380,000	391,400
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)		795,000	791,025
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		1,080,000	1,171,800
Hexion U.S. Finance Corp., 6.625%, 4/15/20		630,000	593,775
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		975,000	894,563
Huntsman International LLC, 8.625%, 3/15/21		413,000	436,748
Huntsman International LLC, 5.125%, 4/15/21	EUR	165,000	191,640
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		$515,000	529,163
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		200,000	203,500
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)		2,460,000	2,529,864
LYB International Finance B.V., 4%, 7/15/23		135,000	141,955
LyondellBasell Industries N.V., 4.625%, 2/26/55		400,000	365,145
Solvay Finance S.A., FRN, 4.199%, 5/29/49	EUR	250,000	288,714
Syngenta Finance N.V., 1.875%, 11/02/21	EUR	200,000	230,751
Tronox Finance LLC, 6.375%, 8/15/20		$2,055,000	1,972,800
W.R. Grace & Co., 5.125%, 10/01/21 (n)		675,000	696,938

			$13,578,169
Computer Software - 0.3%
Oracle Corp., 3.4%, 7/08/24		$251,000	$257,538
Syniverse Holdings, Inc., 9.125%, 1/15/19		362,000	322,180
VeriSign, Inc., 4.625%, 5/01/23		1,005,000	992,438

			$1,572,156
Computer Software - Systems - 0.2%
Apple, Inc., 2.7%, 5/13/22		$400,000	$403,336
CDW LLC/CDW Finance Corp., 6%, 8/15/22		275,000	295,625
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24		395,000	413,763

			$1,112,724

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Conglomerates - 2.3%
Alfa S.A.B de C.V., 6.875%, 3/25/44		$521,000	$557,470
Amsted Industries Co., 5%, 3/15/22 (n)		2,170,000	2,202,550
BC Mountain LLC, 7%, 2/01/21 (n)		1,160,000	1,055,600
EnerSys, 5%, 4/30/23 (n)		1,720,000	1,741,500
EnPro Industries, Inc., 5.875%, 9/15/22 (n)		1,485,000	1,540,688
Entegris, Inc., 6%, 4/01/22 (n)		1,575,000	1,645,875
General Electric Co., 1.25%, 5/26/23	EUR	100,000	110,447
Renaissance Acquisition, 6.875%, 8/15/21 (n)		$1,345,000	1,247,488
Rexel S.A., 6.125%, 12/15/19 (n)		1,270,000	1,343,660
Roper Industries, Inc., 1.85%, 11/15/17		200,000	201,421
Tyco International Finance S.A., 1.375%, 2/25/25	EUR	125,000	132,842
Votorantim Cimentos S.A., 5.25%, 4/28/17	EUR	167,000	198,090

			$11,977,631
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$450,000	$421,313
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		853,000	735,713

			$1,157,026
Consumer Products - 0.7%
Newell Rubbermaid, Inc., 4%, 12/01/24		$400,000	$413,398
Prestige Brands, Inc., 8.125%, 2/01/20		257,000	276,275
Prestige Brands, Inc., 5.375%, 12/15/21 (n)		955,000	970,471
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		250,000	262,072
Spectrum Brands, Inc., 6.375%, 11/15/20		1,025,000	1,094,188
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)		170,000	180,625
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)		460,000	473,800
Whirlpool Corp., 0.625%, 3/12/20	EUR	125,000	135,232

			$3,806,061
Consumer Services - 2.1%
ADT Corp., 6.25%, 10/15/21		$2,155,000	$2,311,238
ADT Corp., 4.125%, 6/15/23		60,000	56,250
Garda World Security Corp., 7.25%, 11/15/21 (n)		395,000	387,100
Garda World Security Corp., 7.25%, 11/15/21 (n)		660,000	646,800
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		505,000	521,413
Interval Acquisition Corp., 5.625%, 4/15/23 (n)		1,865,000	1,902,300
Monitronics International, Inc., 9.125%, 4/01/20		1,360,000	1,336,200
Priceline Group, Inc., 3.65%, 3/15/25		166,000	166,773
Priceline Group, Inc., 1.8%, 3/03/27	EUR	100,000	103,860
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)		$1,805,000	1,836,588
Service Corp. International, 7%, 6/15/17		1,220,000	1,328,275
Service Corp. International, 5.375%, 5/15/24		695,000	736,700

			$11,333,497

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Containers - 2.7%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		$2,195,000	$2,337,675
Ball Corp., 5%, 3/15/22		1,605,000	1,649,138
Berry Plastics Group, Inc., 9.75%, 1/15/21		145,000	159,906
Berry Plastics Group, Inc., 5.5%, 5/15/22		1,025,000	1,048,703
Crown American LLC, 4.5%, 1/15/23		1,454,000	1,435,825
Crown European Holdings S.A., 3.375%, 5/15/25 (z)	EUR	350,000	374,795
Multi-Color Corp., 6.125%, 12/01/22 (n)		$1,255,000	1,302,063
Rexam PLC, 6.75% to 6/29/17, FRN to 6/29/67	EUR	190,000	214,416
Reynolds Group, 9.875%, 8/15/19		$123,000	130,380
Reynolds Group, 5.75%, 10/15/20		790,000	822,588
Reynolds Group, 8.25%, 2/15/21		2,030,000	2,139,113
Sealed Air Corp., 4.875%, 12/01/22 (n)		1,295,000	1,304,713
Sealed Air Corp., 5.125%, 12/01/24 (n)		390,000	396,825
Signode Industrial Group, 6.375%, 5/01/22 (n)		1,170,000	1,170,000

			$14,486,140
Defense Electronics - 0.3%
BAE Systems PLC, 4.125%, 6/08/22	GBP	150,000	$248,680
Ducommun, Inc., 9.75%, 7/15/18		$1,129,000	1,193,918

			$1,442,598
Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/22		$173,000	$172,320
Avaya, Inc., 10.5%, 3/01/21 (n)		325,000	277,875
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)		201,000	199,013

			$649,208
Electronics - 1.2%
Advanced Micro Devices, Inc., 6.75%, 3/01/19		$1,045,000	$931,356
Advanced Micro Devices, Inc., 7.5%, 8/15/22		305,000	268,400
Advanced Micro Devices, Inc., 7%, 7/01/24		575,000	483,000
Micron Technology, Inc., 5.875%, 2/15/22		675,000	708,750
Micron Technology, Inc., 5.5%, 2/01/25 (n)		375,000	372,150
NXP B.V., 5.75%, 3/15/23 (n)		1,730,000	1,842,450
Sensata Technologies B.V., 5.625%, 11/01/24 (n)		475,000	506,469
Sensata Technologies B.V., 5%, 10/01/25 (n)		835,000	842,824
Tyco Electronics Group S.A., 2.375%, 12/17/18		294,000	298,729
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	100,000	108,267

			$6,362,395
Emerging Market Quasi-Sovereign - 2.8%
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)		$1,092,000	$1,108,380
CNOOC Finance (2015) U.S.A. LLC, 3.5%, 5/05/25		200,000	198,393
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)		274,000	295,560

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		$586,000	$582,710
Comision Federal de Electricidad, 4.875%, 1/15/24		234,000	245,700
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)		819,000	848,484
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)		200,000	205,446
Gaz Capital S.A., 4.95%, 2/06/28		383,000	336,561
KazAgro National Management Holding, 4.625%, 5/24/23 (n)		858,000	770,055
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)		967,000	937,893
KazMunayGas National Co., 6%, 11/07/44 (n)		200,000	170,800
Majapahit Holding B.V., 7.25%, 6/28/17 (n)		591,000	644,929
Majapahit Holding B.V., 8%, 8/07/19 (n)		380,000	443,194
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		250,000	257,500
Office Cherifien des Phosphates, 4.5%, 10/22/25 (z)		200,000	195,000
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		702,000	760,933
ONGC Videsh Ltd., 4.625%, 7/15/24		511,000	535,399
Pemex Project Funding Master Trust, 5.75%, 3/01/18		642,000	706,200
Pertamina PT, 5.25%, 5/23/21 (n)		256,000	270,720
Pertamina PT, 4.875%, 5/03/22 (n)		547,000	564,094
Pertamina PT, 6%, 5/03/42 (n)		318,000	307,347
Petroleos Mexicanos, 8%, 5/03/19		1,101,000	1,305,236
Petroleos Mexicanos, 4.875%, 1/24/22		691,000	726,414
Petroleos Mexicanos, 4.5%, 1/23/26 (n)		198,000	198,495
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)		279,000	291,233
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		1,016,000	1,089,135
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		875,000	870,363

			$14,866,174
Emerging Market Sovereign - 3.9%
Dominican Republic, 7.5%, 5/06/21 (n)		$548,000	$613,760
Dominican Republic, 5.875%, 4/18/24 (n)		121,000	126,748
Dominican Republic, 5.5%, 1/27/25 (n)		179,000	181,685
Dominican Republic, 8.625%, 4/20/27		891,000	1,069,200
Nota do Tesouro Nacional, 10%, 1/01/25	BRL	5,071,000	1,404,071
Republic of Angola, 7%, 8/16/19		$482,000	491,977
Republic of Colombia, 8.125%, 5/21/24		1,025,000	1,341,469
Republic of Croatia, 5.5%, 4/04/23 (n)		2,108,000	2,220,521
Republic of El Salvador, 6.375%, 1/18/27 (n)		42,000	41,633
Republic of Hungary, 5.375%, 2/21/23		672,000	742,899
Republic of Indonesia, 11.625%, 3/04/19 (n)		848,000	1,122,540
Republic of Indonesia, 7.875%, 4/15/19	IDR	15,259,000,000	1,146,964
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	175,000	198,209

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Indonesia, 3.375%, 4/15/23 (n)		$302,000	$291,053
Republic of Indonesia, 8.375%, 3/15/24	IDR	14,554,000,000	1,114,332
Republic of Indonesia, 4.125%, 1/15/25 (n)		$684,000	681,264
Republic of Panama, 3.75%, 3/16/25		204,000	204,765
Republic of Panama, 9.375%, 4/01/29		719,000	1,087,488
Republic of Paraguay, 6.1%, 8/11/44 (n)		550,000	591,250
Republic of Peru, 7.35%, 7/21/25		355,000	475,700
Republic of Peru, 5.625%, 11/18/50		103,000	121,025
Republic of Romania, 6.75%, 2/07/22 (n)		1,030,000	1,233,456
Republic of Slovakia, 4.375%, 5/21/22 (n)		688,000	766,260
Republic of Turkey, 5.625%, 3/30/21		362,000	395,033
Republic of Turkey, 3.25%, 3/23/23		633,000	595,811
Russian Federation, 4.875%, 9/16/23 (n)		400,000	396,000
United Mexican States, 3.625%, 3/15/22		1,130,000	1,155,990
United Mexican States, 8.5%, 5/31/29	MXN	13,970,000	1,089,102

			$20,900,205
Energy - Independent - 5.1%
Afren PLC, 15%, 4/25/16		$374,128	$358,506
Afren PLC, 10.25%, 4/08/19 (a)(d)(n)		463,000	199,090
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)		910,000	623,350
Baytex Energy Corp., 5.625%, 6/01/24 (n)		1,420,000	1,370,300
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		560,000	541,800
Chaparral Energy, Inc., 7.625%, 11/15/22		1,830,000	1,464,000
Chesapeake Energy Corp., 5.75%, 3/15/23		1,540,000	1,520,750
Cimarex Energy Co., 4.375%, 6/01/24		350,000	360,063
Concho Resources, Inc., 6.5%, 1/15/22		825,000	866,250
Concho Resources, Inc., 5.5%, 4/01/23		1,040,000	1,055,600
EP Energy LLC, 9.375%, 5/01/20		795,000	863,569
EP Energy LLC, 7.75%, 9/01/22		2,360,000	2,478,000
Halcon Resources Corp., 8.875%, 5/15/21		875,000	614,688
Hess Corp., 8.125%, 2/15/19		100,000	119,994
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)		400,000	416,000
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20		615,000	556,191
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21		1,578,000	1,361,025
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21		510,000	409,275
MEG Energy Corp., 6.5%, 3/15/21 (n)		1,495,000	1,450,150
MEG Energy Corp., 7%, 3/31/24 (n)		555,000	535,575
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		1,128,000	1,088,520
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		272,000	257,040
Oasis Petroleum, Inc., 6.875%, 3/15/22		830,000	848,675
QEP Resources, Inc., 5.25%, 5/01/23		1,950,000	1,950,000
Rosetta Resources, Inc., 5.625%, 5/01/21		1,640,000	1,738,564

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - continued
RSP Permian, Inc., 6.625%, 10/01/22 (n)		$1,325,000	$1,378,000
Sanchez Energy Corp., 6.125%, 1/15/23		855,000	812,250
SM Energy Co., 6.5%, 11/15/21		1,230,000	1,285,350
SM Energy Co., 6.125%, 11/15/22 (n)		645,000	672,413

			$27,194,988
Energy - Integrated - 0.7%
BP Capital Markets PLC, 2.521%, 1/15/20		$60,000	$61,174
Inkia Energy Ltd., 8.375%, 4/04/21		754,000	805,838
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		200,000	209,500
LUKOIL International Finance B.V., 4.563%, 4/24/23		200,000	181,250
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		544,000	493,000
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		1,107,000	1,029,510
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)		201,000	160,800
Pacific Rubiales Energy Corp., 5.625%, 1/19/25 (n)		173,000	138,833
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	200,000	250,315
Shell International Finance B.V., 2.125%, 5/11/20		$376,000	377,771
TOTAL S.A., 2.625% to 2/26/25, FRN to 12/29/49	EUR	200,000	218,274

			$3,926,265
Entertainment - 1.5%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)		$1,590,000	$1,752,975
Carnival Corp., 1.2%, 2/05/16		370,000	370,865
Cedar Fair LP, 5.25%, 3/15/21		1,215,000	1,269,675
Cedar Fair LP, 5.375%, 6/01/24		405,000	422,213
Cinemark USA, Inc., 5.125%, 12/15/22		1,430,000	1,458,600
Cinemark USA, Inc., 4.875%, 6/01/23		780,000	782,886
NCL Corp. Ltd., 5.25%, 11/15/19 (n)		815,000	842,466
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)		1,255,000	1,295,788

			$8,195,468
Financial Institutions - 4.1%
Aircastle Ltd., 4.625%, 12/15/18		$130,000	$135,525
Aircastle Ltd., 5.125%, 3/15/21		1,470,000	1,534,313
Aircastle Ltd., 5.5%, 2/15/22		870,000	920,025
Aviation Capital Group, 4.625%, 1/31/18 (n)		555,000	578,859
Aviation Capital Group, 6.75%, 4/06/21 (n)		540,000	625,661
CIT Group, Inc., 5.25%, 3/15/18		1,520,000	1,588,400
CIT Group, Inc., 6.625%, 4/01/18 (n)		1,305,000	1,404,441
CIT Group, Inc., 5.5%, 2/15/19 (n)		1,560,000	1,647,750
CIT Group, Inc., 3.875%, 2/19/19		566,000	567,415
CIT Group, Inc., 5%, 8/15/22		745,000	765,488
Credit Acceptance Co., 7.375%, 3/15/23 (n)		1,435,000	1,488,813
General Electric Capital Corp., 3.1%, 1/09/23		750,000	769,346

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
Icahn Enterprises LP, 6%, 8/01/20		$700,000	$752,500
Icahn Enterprises LP, 5.875%, 2/01/22		1,560,000	1,636,050
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		505,000	508,788
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		2,310,000	2,344,650
Navient Corp., 5.875%, 3/25/21		570,000	572,850
PHH Corp., 6.375%, 8/15/21		160,000	159,800
SLM Corp., 4.875%, 6/17/19		21,000	21,105
SLM Corp., 8%, 3/25/20		1,135,000	1,279,713
SLM Corp., 7.25%, 1/25/22		2,110,000	2,277,703
SLM Corp., 6.125%, 3/25/24		515,000	500,838

			$22,080,033
Food & Beverages - 1.6%
Anheuser-Busch InBev S.A., 6.875%, 11/15/19		$300,000	$359,997
Coca-Cola Co., 0.75%, 3/09/23	EUR	175,000	187,415
Coca-Cola Co., 1.125%, 3/09/27	EUR	125,000	131,208
Coca-Cola Enterprises, Inc., 1.875%, 3/18/30	EUR	200,000	206,645
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	150,000	173,686
Constellation Brands, Inc., 4.25%, 5/01/23		$1,255,000	1,267,550
Darling Ingredients, Inc., 5.375%, 1/15/22		795,000	799,969
Embotelladora Andina S.A., 5%, 10/01/23 (n)		628,000	684,529
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)		202,000	213,110
J.M. Smucker Co., 2.5%, 3/15/20 (n)		365,000	367,966
J.M. Smucker Co., 4.375%, 3/15/45 (n)		70,000	68,384
JB Y Co. S.A. de C.V., 3.75%, 5/13/25 (z)		150,000	150,000
JBS Investments GmbH, 7.75%, 10/28/20 (n)		397,000	439,360
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (z)		85,000	85,850
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		204,000	210,059
Mondelez International, Inc., 2.375%, 3/06/35	EUR	100,000	105,083
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		$1,890,000	1,979,775
Tyson Foods, Inc., 6.6%, 4/01/16		412,000	430,462
Tyson Foods, Inc., 5.15%, 8/15/44		81,000	88,102
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		107,000	109,485
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		300,000	311,616

			$8,370,251
Food & Drug Stores - 0.2%
CVS Health Corp., 3.375%, 8/12/24		$340,000	$343,358
CVS Health Corp., 5.75%, 6/01/17		155,000	168,928
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	224,000	205,116
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		$333,000	337,970

			$1,055,372

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/20 (n)		$595,000	$386,750
International Paper Co., 6%, 11/15/41		185,000	208,043
Smurfit Kappa Acquisitions, 2.75%, 2/01/25 (z)	EUR	275,000	299,779
Tembec Industries, Inc., 9%, 12/15/19 (n)		$565,000	548,050

			$1,442,622
Gaming & Lodging - 2.0%
Boyd Gaming Corp., 6.875%, 5/15/23		$600,000	$610,500
CCM Merger, Inc., 9.125%, 5/01/19 (n)		1,055,000	1,144,675
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		315,000	245,700
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		1,025,000	1,083,938
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21		1,890,000	1,991,588
Host Hotels & Resorts, Inc., 4%, 6/15/25		190,000	193,997
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		300,000	326,250
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		1,345,000	1,392,075
Isle of Capri Casinos, Inc., 5.875%, 3/15/21 (n)		160,000	165,600
MGM Resorts International, 6.625%, 12/15/21		745,000	800,875
MGM Resorts International, 6%, 3/15/23		955,000	989,619
RHP Hotel Properties, 5%, 4/15/23 (n)		345,000	345,000
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		1,415,000	1,436,225

			$10,726,042
Industrial - 0.9%
Anixter, Inc., 5.125%, 10/01/21		$765,000	$789,863
Dematic S.A., 7.75%, 12/15/20 (n)		1,515,000	1,590,750
Howard Hughes Corp., 6.875%, 10/01/21 (n)		1,790,000	1,879,500
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		590,000	628,350

			$4,888,463
Insurance - 0.3%
American International Group, Inc., 4.875%, 6/01/22		$187,000	$208,702
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	250,000	285,833
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	150,000	166,585
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	200,000	256,471
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	150,000	208,567
Unum Group, 7.125%, 9/30/16		$500,000	537,666

			$1,663,824
Insurance - Property & Casualty - 0.3%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	100,000	$158,266
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	150,000	150,952
Berkshire Hathaway, Inc., 4.5%, 2/11/43		$250,000	261,086
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		159,000	161,504

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - Property & Casualty - continued
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	200,000	$350,122
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		$627,000	666,971

			$1,748,901
International Market Quasi-Sovereign - 0.0%
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/49	GBP	100,000	$164,303

International Market Sovereign - 10.6%
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	925,000	$1,293,885
Commonwealth of Australia, 5.75%, 5/15/21	AUD	2,565,000	2,337,086
Federal Republic of Germany, 3.25%, 7/04/21	EUR	441,000	576,953
Federal Republic of Germany, 6.25%, 1/04/30	EUR	442,000	851,127
Federal Republic of Germany, 2.5%, 7/04/44	EUR	120,000	178,164
Government of Canada, 3.25%, 6/01/21	CAD	187,000	169,372
Government of Canada, 2.75%, 6/01/22	CAD	6,500,000	5,746,197
Government of Canada, 2.5%, 6/01/24	CAD	400,000	348,514
Government of Canada, 5.75%, 6/01/33	CAD	618,000	772,311
Government of Japan, 1.1%, 6/20/20	JPY	734,950,000	6,219,892
Government of Japan, 2.1%, 9/20/24	JPY	262,600,000	2,452,210
Government of Japan, 2.2%, 9/20/27	JPY	392,000,000	3,759,183
Government of Japan, 1.8%, 3/20/43	JPY	81,000,000	705,880
Government of New Zealand, 5.5%, 4/15/23	NZD	4,869,000	3,951,939
Government of Norway, 3.75%, 5/25/21	NOK	31,200,000	4,612,072
Government of Norway, 3%, 3/14/24	NOK	2,445,000	354,378
Kingdom of Belgium, 4.25%, 9/28/21	EUR	691,000	947,424
Kingdom of Belgium, 2.6%, 6/22/24	EUR	278,000	356,378
Kingdom of Denmark, 3%, 11/15/21	DKK	1,392,000	240,909
Kingdom of Denmark, 1.5%, 11/15/23	DKK	4,119,000	659,879
Kingdom of Spain, 5.4%, 1/31/23	EUR	1,416,000	1,987,599
Kingdom of Spain, 5.5%, 7/30/17	EUR	599,000	733,308
Kingdom of Spain, 4.6%, 7/30/19	EUR	1,130,000	1,443,251
Kingdom of Sweden, 5%, 12/01/20	SEK	3,565,000	527,949
Kingdom of Sweden, 3.5%, 6/01/22	SEK	1,275,000	181,244
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	335,000	573,248
Republic of France, 6%, 10/25/25	EUR	141,000	235,511
Republic of France, 4.75%, 4/25/35	EUR	468,000	818,491
Republic of Ireland, 4.5%, 4/18/20	EUR	222,000	291,502
Republic of Italy, 5.25%, 8/01/17	EUR	1,750,000	2,132,471
Republic of Italy, 3.75%, 3/01/21	EUR	4,042,000	5,087,071
United Kingdom Treasury, 8%, 6/07/21	GBP	1,260,000	2,658,643
United Kingdom Treasury, 4.25%, 12/07/27	GBP	938,000	1,783,464
United Kingdom Treasury, 4.25%, 3/07/36	GBP	515,000	1,022,004
United Kingdom Treasury, 3.25%, 1/22/44	GBP	350,000	613,542

			$56,623,051

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Machinery & Tools - 1.0%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)		$1,685,000	$1,756,613
H&E Equipment Services Co., 7%, 9/01/22		1,740,000	1,835,700
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		1,105,000	919,913
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)		815,000	684,600

			$5,196,826
Major Banks - 2.5%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	150,000	$219,370
Bank of America Corp., 7.625%, 6/01/19		$370,000	443,777
Bank of America Corp., 4.125%, 1/22/24		262,000	274,667
Bank of America Corp., 3.95%, 4/21/25		432,000	428,087
Bank of America Corp., FRN, 6.1%, 12/29/49		3,052,000	3,078,705
Barclays Bank PLC, 6%, 1/14/21	EUR	150,000	201,292
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	100,000	168,070
Credit Agricole S.A., 7.375%, 12/18/23	GBP	100,000	194,462
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	200,000	265,734
Goldman Sachs Group, Inc., 5.75%, 1/24/22		$500,000	576,635
Goldman Sachs Group, Inc., 3.5%, 1/23/25		343,000	340,168
Huntington National Bank, 2.4%, 4/01/20		286,000	285,353
ING Bank N.V., 4.875%, 1/18/21	EUR	100,000	134,755
ING Bank N.V., 3.50% to 11/21/18, FRN to 11/21/23	EUR	250,000	293,795
JPMorgan Chase & Co., 6.3%, 4/23/19		$500,000	576,614
JPMorgan Chase & Co., 3.25%, 9/23/22		478,000	483,524
JPMorgan Chase & Co., 3.125%, 1/23/25		301,000	294,923
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		215,000	234,350
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		2,320,000	2,366,400
Morgan Stanley, 6.625%, 4/01/18		391,000	442,402
Morgan Stanley, 3.95%, 4/23/27		229,000	223,640
RBS Capital Trust II, 6.425% to 1/03/34, FRN to 12/29/49		530,000	602,875
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	150,000	201,136
Royal Bank of Scotland Group PLC, FRN, 3.625%, 3/25/24	EUR	250,000	284,955
Wells Fargo & Co., 3%, 2/19/25		$306,000	299,620
Wells Fargo & Co., 4.1%, 6/03/26		100,000	103,206
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49		151,000	158,739
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		253,000	260,590

			$13,437,844
Medical & Health Technology & Services - 3.8%
Becton, Dickinson and Co., 2.675%, 12/15/19		$434,000	$440,794
Becton, Dickinson and Co., 3.734%, 12/15/24		97,000	99,006
CHS/Community Health Systems, Inc., 5.125%, 8/01/21		235,000	243,813
CHS/Community Health Systems, Inc., 6.875%, 2/01/22		1,935,000	2,065,632
Davita Healthcare Partners, Inc., 5%, 5/01/25		1,115,000	1,108,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Davita, Inc., 5.125%, 7/15/24		$935,000	$944,934
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)		290,000	315,375
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)		275,000	298,375
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		32,000	32,560
HCA, Inc., 4.25%, 10/15/19		145,000	150,496
HCA, Inc., 7.5%, 2/15/22		2,160,000	2,527,200
HCA, Inc., 5.875%, 3/15/22		1,950,000	2,179,125
HCA, Inc., 5%, 3/15/24		690,000	719,325
HCA, Inc., 5.375%, 2/01/25		520,000	535,600
HealthSouth Corp., 5.125%, 3/15/23		1,335,000	1,368,375
Laboratory Corp. of America Holdings, 3.2%, 2/01/22		200,000	200,272
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		310,000	299,096
LifePoint Hospitals, Inc., 5.5%, 12/01/21		1,440,000	1,513,800
McKesson Corp., 7.5%, 2/15/19		110,000	130,865
Tenet Healthcare Corp., 8%, 8/01/20		1,800,000	1,881,000
Tenet Healthcare Corp., 4.5%, 4/01/21		1,235,000	1,222,650
Tenet Healthcare Corp., 8.125%, 4/01/22		685,000	746,650
Universal Health Services, Inc., 7.625%, 8/15/20		1,325,000	1,235,563

			$20,258,537
Medical Equipment - 0.8%
Biomet, Inc., 6.5%, 8/01/20		$564,000	$596,430
DJO Finco, Inc., 8.125%, 6/15/21 (n)		795,000	818,850
Medtronic, Inc., 3.5%, 3/15/25		387,000	396,288
Medtronic, Inc., 3.5%, 3/15/25 (n)		228,000	233,472
Physio-Control International, Inc., 9.875%, 1/15/19 (n)		527,000	566,578
Sterigenics-Nordion Holdings LLC, 6.5%, 5/15/23 (n)		550,000	554,125
Teleflex, Inc., 5.25%, 6/15/24		945,000	963,900
Zimmer Holdings, Inc., 4.25%, 8/15/35		145,000	141,038
Zimmer Holdings, Inc., 4.45%, 8/15/45		91,000	87,825

			$4,358,506
Metals & Mining - 3.3%
ArcelorMittal S.A., 7%, 2/25/22		$195,000	$213,038
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		500,000	529,134
Cameco Corp., 5.67%, 9/02/19	CAD	365,000	331,937
Century Aluminum Co., 7.5%, 6/01/21 (n)		$915,000	928,725
Commercial Metals Co., 4.875%, 5/15/23		745,000	707,750
Consol Energy, Inc., 5.875%, 4/15/22		1,315,000	1,226,238
Consol Energy, Inc., 8%, 4/01/23 (n)		715,000	738,238
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)		1,310,000	1,310,000
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		1,575,000	1,582,875
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		597,000	575,359

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	50,000	$87,553
GrafTech International Co., 6.375%, 11/15/20		$1,125,000	1,057,500
Hudbay Minerals, Inc., 9.5%, 10/01/20		510,000	545,700
Kinross Gold Corp., 5.95%, 3/15/24		296,000	287,570
Lundin Mining Corp., 7.5%, 11/01/20 (n)		455,000	491,969
Lundin Mining Corp., 7.875%, 11/01/22 (n)		955,000	1,033,198
Plains Exploration & Production Co., 6.875%, 2/15/23		296,000	317,830
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21		108,000	113,060
Southern Copper Corp., 5.25%, 11/08/42		250,000	224,438
Southern Copper Corp., 5.875%, 4/23/45		475,000	464,503
Steel Dynamics, Inc., 5.125%, 10/01/21		430,000	435,375
Steel Dynamics, Inc., 5.25%, 4/15/23		995,000	1,017,388
Steel Dynamics, Inc., 5.5%, 10/01/24		430,000	443,438
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		380,000	389,500
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		910,000	932,750
Suncoke Energy, Inc., 7.625%, 8/01/19		300,000	303,000
TMS International Corp., 7.625%, 10/15/21 (n)		530,000	527,350
Walter Energy, Inc., 9.5%, 10/15/19 (n)		625,000	345,313
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	200,000	239,922

			$17,400,651
Midstream - 4.7%
Access Midstream Partner LP, 4.875%, 3/15/24		$100,000	$101,500
AmeriGas Finance LLC, 6.75%, 5/20/20		1,810,000	1,936,700
APT Pipelines Ltd., 5%, 3/23/35 (n)		280,000	271,710
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)		840,000	870,240
Crestwood Midstream Partners LP, 6%, 12/15/20		1,035,000	1,084,163
Crestwood Midstream Partners LP, 6.125%, 3/01/22		505,000	527,094
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)		360,000	379,145
El Paso Corp., 7.75%, 1/15/32		2,311,000	2,722,591
Enbridge, Inc., 3.19%, 12/05/22	CAD	255,000	209,575
Energy Transfer Equity LP, 7.5%, 10/15/20		$1,380,000	1,576,650
Energy Transfer Partners LP, 3.6%, 2/01/23		300,000	292,007
Energy Transfer Partners LP, 5.15%, 3/15/45		280,000	262,724
Enterprise Products Operating LLC, 1.65%, 5/07/18		296,000	296,361
Enterprise Products Operating LLC, 4.85%, 3/15/44		74,000	74,376
Enterprise Products Partners LP, 6.3%, 9/15/17		180,000	199,433
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21		1,165,000	1,179,563
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22		1,250,000	1,278,125
Kinder Morgan Energy Partners LP, 5.3%, 9/15/20		370,000	406,546

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Midstream - continued
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		$140,000	$134,303
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	125,000	134,663
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23		$665,000	691,600
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23		1,150,000	1,135,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24		300,000	303,000
ONEOK, Inc., 4.25%, 2/01/22		200,000	194,514
Plains All American Pipeline LP, 3.95%, 9/15/15		370,000	373,359
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21		1,055,000	1,089,288
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		1,755,000	1,785,713
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24		575,000	584,344
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)		764,000	764,000
Spectra Energy Capital LLC, 8%, 10/01/19		250,000	299,922
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21		530,000	553,850
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22		925,000	888,000
Sunoco Logistics Partners LP, 5.3%, 4/01/44		158,000	152,638
Sunoco Logistics Partners LP, 5.35%, 5/15/45		76,000	74,481
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)		345,000	356,213
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)		1,050,000	1,050,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23		410,000	413,075
Williams Cos., Inc., 3.7%, 1/15/23		450,000	439,124

			$25,086,215
Mortgage-Backed - 1.4%
Fannie Mae, 6%, 7/01/16 - 2/01/37		$214,703	$237,462
Fannie Mae, 5.5%, 9/01/19 - 7/01/35		655,383	720,438
Fannie Mae, 6.5%, 4/01/32 - 1/01/33		71,333	83,195
Fannie Mae, FRN, 0.442%, 5/25/18		6,169,035	6,177,585
Freddie Mac, 6%, 8/01/34		107,229	123,574

			$7,342,254
Natural Gas - Distribution - 0.1%
Centrica PLC, 4.375%, 3/13/29	GBP	125,000	$208,424
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$523,000	535,669

			$744,093

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - 2.0%
AT&T, Inc., 4.75%, 5/15/46		$235,000	$223,781
British Telecom PLC, 5.75%, 12/07/28	GBP	150,000	285,282
Centurylink, Inc., 6.45%, 6/15/21		$425,000	453,156
Centurylink, Inc., 6.75%, 12/01/23		245,000	261,538
Centurylink, Inc., 7.65%, 3/15/42		960,000	931,200
Citizens Communications Co., 9%, 8/15/31		1,285,000	1,265,725
Columbus International, Inc., 7.375%, 3/30/21 (n)		200,000	216,750
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)		483,000	494,225
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)		1,343,000	1,348,455
Frontier Communications Corp., 8.125%, 10/01/18		470,000	518,466
Frontier Communications Corp., 6.25%, 9/15/21		315,000	303,384
Frontier Communications Corp., 7.125%, 1/15/23		260,000	248,950
OTE PLC, 7.875%, 2/07/18	EUR	150,000	168,328
OTE PLC, 3.5%, 7/09/20	EUR	260,000	255,217
Telecom Italia Capital, 6%, 9/30/34		$305,000	303,475
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	85,000	131,654
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	200,000	248,434
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		$1,200,000	1,248,000
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22		517,000	547,762
Verizon Communications, Inc., 4.5%, 9/15/20		503,000	548,599
Verizon Communications, Inc., 5.15%, 9/15/23		250,000	279,203
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	225,000	262,389
Verizon Communications, Inc., 6.4%, 9/15/33		$300,000	352,849

			$10,896,822
Oil Services - 1.1%
Bristow Group, Inc., 6.25%, 10/15/22		$1,938,000	$1,928,310
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		990,557	895,166
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		1,160,000	957,000
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		1,390,000	1,125,761
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		865,000	709,300

			$5,615,537
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)		$620,000	$648,675
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)		1,100,000	1,089,000
Valero Energy Corp., 4.9%, 3/15/45		232,000	228,889

			$1,966,564
Other Banks & Diversified Financials - 1.7%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$1,036,000	$1,124,060

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)		$310,000	$305,738
Bankia S.A., 3.5%, 1/17/19	EUR	200,000	234,539
Banque Federative du Credit Mutuel S.A., 3%, 5/21/24	EUR	200,000	236,182
BB&T Corp., 3.95%, 4/29/16		$250,000	257,204
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		900,000	996,750
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		1,004,000	1,140,042
CaixaBank S.A., 5% to 9/04/18, FRN to 11/14/23	EUR	200,000	236,339
Capital One Bank (USA) N.A., 3.375%, 2/15/23		$384,000	382,266
Citigroup, Inc., 8.5%, 5/22/19		341,000	420,702
Discover Bank, 7%, 4/15/20		250,000	293,479
Discover Bank, 4.25%, 3/13/26		148,000	151,053
Discover Financial Services, 3.75%, 3/04/25		128,000	125,312
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)		1,513,000	2,042,550
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 1/28/21		516,000	535,608
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	100,000	173,061
LBG Capital No. 2 PLC, 6.385%, 5/12/20	EUR	250,000	306,151
Macquarie Group Ltd., 3%, 12/03/18 (n)		$106,000	108,834
Rabobank Nederland N.V., 4%, 9/19/22	GBP	100,000	168,484

			$9,238,354
Pharmaceuticals - 2.4%
AbbVie, Inc., 1.75%, 11/06/17		$300,000	$301,078
AbbVie, Inc., 2.5%, 5/14/20		217,000	216,956
Actavis Funding SCS, 3.8%, 3/15/25		256,000	257,796
Actavis Funding SCS, 4.85%, 6/15/44		52,000	52,148
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	215,000	244,948
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)		$200,000	203,260
Celgene Corp., 1.9%, 8/15/17		400,000	404,723
EMD Finance LLC, 2.95%, 3/19/22 (z)		275,000	275,938
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)		1,690,000	1,795,625
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)		450,000	455,625
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		496,000	529,419
Gilead Sciences, Inc., 2.35%, 2/01/20		52,000	53,016
Gilead Sciences, Inc., 3.7%, 4/01/24		268,000	279,787
Gilead Sciences, Inc., 4.5%, 2/01/45		350,000	357,628
Hospira, Inc., 6.05%, 3/30/17		200,000	216,418
Hospira, Inc., 5.2%, 8/12/20		175,000	197,690
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)		1,290,000	1,351,275
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)		135,000	135,776
Mylan, Inc., 2.55%, 3/28/19		265,000	265,531
Perrigo Finance PLC, 3.5%, 12/15/21		281,000	287,147
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		1,415,000	1,480,444

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		$1,730,000	$1,851,100
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)		260,000	265,200
Vantage Point Imaging, 7.5%, 7/15/21 (n)		525,000	574,350
VRX Escrow Corp., 5.875%, 5/15/23 (n)		615,000	637,294
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		200,000	200,552

			$12,890,724
Pollution Control - 0.2%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (n)		$1,035,000	$1,045,350

Precious Metals & Minerals - 0.7%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)		$1,550,000	$1,581,000
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		1,980,000	1,950,300

			$3,531,300
Printing & Publishing - 1.1%
American Media, Inc., 13.5%, 6/15/18 (z)		$11,911	$12,507
Gannett Co., Inc., 5.125%, 10/15/19		320,000	334,800
Gannett Co., Inc., 5.125%, 7/15/20		260,000	271,700
Gannett Co., Inc., 4.875%, 9/15/21 (n)		430,000	433,225
Gannett Co., Inc., 6.375%, 10/15/23		1,385,000	1,475,025
Moody’s Corp., 4.875%, 2/15/24		200,000	220,091
Nielsen Finance LLC, 5%, 4/15/22 (n)		1,680,000	1,686,300
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24		1,000,000	1,047,500
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)		70,000	73,325
WPP Finance S.A., 2.25%, 9/22/26	EUR	250,000	289,119

			$5,843,592
Railroad & Shipping - 0.1%
CSX Corp., 4.1%, 3/15/44		$200,000	$190,518
Union Pacific Corp., 3.875%, 2/01/55		400,000	370,882

			$561,400
Real Estate - Apartment - 0.1%
Deutsche Annington Finance B.V., FRN, 4.625%, 4/08/74	EUR	200,000	$230,918
Deutsche Annington Immobilien SE, 2.125%, 7/09/22	EUR	225,000	258,124

			$489,042
Real Estate - Healthcare - 0.4%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		$680,000	$728,450
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		1,115,000	1,204,200

			$1,932,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$250,000	$249,150

Real Estate - Other - 0.4%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		$1,010,000	$1,050,400
Felcor Lodging LP, REIT, 5.625%, 3/01/23		1,240,000	1,295,800

			$2,346,200
Real Estate - Retail - 0.2%
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	100,000	$118,609
Hammerson PLC, REIT, 6%, 2/23/26	GBP	125,000	241,310
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		$360,000	462,008

			$821,927
Restaurants - 0.1%
YUM! Brands, Inc., 5.35%, 11/01/43		$250,000	$253,025

Retailers - 2.0%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$145,000	$149,367
Best Buy Co., Inc., 5.5%, 3/15/21		1,785,000	1,878,713
Bon Ton Stores, Inc., 8%, 6/15/21		505,000	409,050
Cencosud S.A., 5.5%, 1/20/21		250,000	268,737
Dollar General Corp., 4.125%, 7/15/17		400,000	419,154
Dollar General Corp., 3.25%, 4/15/23		98,000	95,130
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)		726,000	696,960
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)		1,600,000	1,688,000
Gap, Inc., 5.95%, 4/12/21		300,000	345,136
Home Depot, Inc., 4.875%, 2/15/44		200,000	217,591
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)		610,000	582,550
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	100,000	168,886
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)		$620,000	664,950
Rite Aid Corp., 9.25%, 3/15/20		725,000	795,325
Rite Aid Corp., 6.75%, 6/15/21		385,000	405,213
Rite Aid Corp., 6.125%, 4/01/23 (n)		240,000	249,600
S.A.C.I. Falabella, 4.375%, 1/27/25 (n)		255,000	260,987
Sally Beauty Holdings, Inc., 6.875%, 11/15/19		775,000	815,688
Wal-Mart Stores, Inc., 4.3%, 4/22/44		250,000	259,341

			$10,370,378
Specialty Chemicals - 0.4%
Chemtura Corp., 5.75%, 7/15/21		$1,890,000	$1,941,975
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)		238,000	230,979

			$2,172,954

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Specialty Stores - 0.8%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)		$970,000	$1,028,200
Group 1 Automotive, Inc., 5%, 6/01/22 (n)		1,400,000	1,407,000
Michaels Stores, Inc., 5.875%, 12/15/20 (n)		1,120,000	1,181,600
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		769,000	830,520

			$4,447,320
Supermarkets - 0.0%
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	100,000	$144,658

Supranational - 1.6%
European Investment Bank, 1.75%, 3/15/17		$8,000,000	$8,149,088
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	210,000	173,885
International Finance Corp., 3.25%, 7/22/19	AUD	305,000	239,558

			$8,562,531
Telecommunications - Wireless - 4.2%
America Movil S.A.B. de C.V., 1%, 6/04/18	EUR	100,000	$111,499
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	200,000	273,387
American Tower Corp., REIT, 3.5%, 1/31/23		$465,000	458,781
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	100,000	118,232
Crown Castle International Corp., 4.875%, 4/15/22		$385,000	399,438
Crown Castle International Corp., 5.25%, 1/15/23		1,200,000	1,265,100
Digicel Group Ltd., 8.25%, 9/30/20 (n)		1,053,000	1,091,961
Digicel Group Ltd., 6%, 4/15/21 (n)		680,000	671,500
Digicel Group Ltd., 7.125%, 4/01/22 (n)		425,000	413,313
Digicel Group Ltd., 6.75%, 3/01/23 (n)		1,350,000	1,339,875
Eileme 2 AB, 11.625%, 1/31/20 (n)		765,000	856,877
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		390,000	387,091
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		409,000	434,563
MTS International Funding Ltd., 5%, 5/30/23 (n)		488,000	448,472
Numericable Group S.A., 6%, 5/15/22 (n)		1,490,000	1,503,038
SBA Tower Trust, 2.898%, 10/15/44 (n)		220,000	222,023
Sprint Capital Corp., 6.875%, 11/15/28		1,625,000	1,466,563
Sprint Corp., 7.875%, 9/15/23		955,000	971,140
Sprint Corp., 7.125%, 6/15/24		1,235,000	1,194,863
Sprint Nextel Corp., 9%, 11/15/18 (n)		880,000	1,008,700
Sprint Nextel Corp., 6%, 11/15/22		830,000	794,725
T-Mobile USA, Inc., 6.125%, 1/15/22		135,000	141,581
T-Mobile USA, Inc., 6.5%, 1/15/24		615,000	648,825
T-Mobile USA, Inc., 6.464%, 4/28/19		235,000	242,784
T-Mobile USA, Inc., 6.25%, 4/01/21		2,590,000	2,732,450
T-Mobile USA, Inc., 6.633%, 4/28/21		515,000	549,145
Wind Acquisition Finance S.A., 4%, 7/15/20 (n)	EUR	200,000	222,735

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		$1,070,000	$1,078,025
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)		1,350,000	1,407,375

			$22,454,061
Telephone Services - 0.8%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,821,000	$1,941,641
Level 3 Financing, Inc., 8.625%, 7/15/20		630,000	679,613
Level 3 Financing, Inc., 5.125%, 5/01/23 (n)		705,000	706,763
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)		565,000	562,175
TELUS Corp., 5.05%, 7/23/20	CAD	370,000	337,986

			$4,228,178
Tobacco - 0.2%
Altria Group, Inc., 2.85%, 8/09/22		$376,000	$368,985
Lorillard Tobacco Co., 8.125%, 6/23/19		92,000	111,604
Philip Morris International, Inc., 4.875%, 11/15/43		174,000	186,555
Reynolds American, Inc., 6.75%, 6/15/17		400,000	440,301

			$1,107,445
Transportation - Services - 1.3%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)		$400,000	$444,986
ERAC USA Finance Co., 7%, 10/15/37 (n)		250,000	320,177
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	100,000	173,515
HIT Finance B.V., 4.875%, 10/27/21	EUR	150,000	202,073
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)		$1,140,000	998,925
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)		1,349,000	1,372,608
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)		1,045,000	953,563
Stena AB, 7%, 2/01/24 (n)		1,770,000	1,708,050
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)		670,000	536,000
Topaz Marine S.A., 8.625%, 11/01/18 (n)		208,000	204,880

			$6,914,777
U.S. Government Agencies and Equivalents - 2.5%
Fannie Mae, 1.125%, 4/27/17		$8,000,000	$8,069,512
Freddie Mac, 0.875%, 2/22/17		5,000,000	5,020,565

			$13,090,077
U.S. Treasury Obligations - 0.9%
U.S. Treasury Bonds, 5.375%, 2/15/31		$286,200	$394,665
U.S. Treasury Bonds, 4.5%, 2/15/36		95,000	123,493
U.S. Treasury Bonds, 4.75%, 2/15/37 (f)		786,200	1,055,290
U.S. Treasury Bonds, 3.125%, 2/15/43 (f)		2,920,000	3,064,858

			$4,638,306

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Utilities - Electric Power - 2.3%
American Electric Power Co., Inc., 1.65%, 12/15/17		$185,000	$185,408
Calpine Corp., 5.375%, 1/15/23		350,000	351,750
Calpine Corp., 5.5%, 2/01/24		870,000	867,825
CMS Energy Corp., 3.875%, 3/01/24		250,000	262,239
Covanta Holding Corp., 7.25%, 12/01/20		1,830,000	1,939,800
Covanta Holding Corp., 6.375%, 10/01/22		310,000	330,150
Covanta Holding Corp., 5.875%, 3/01/24		340,000	350,200
Dominion Resources, Inc., 2.5%, 12/01/19		250,000	252,831
Duke Energy Corp., 1.625%, 8/15/17		185,000	186,467
E.CL S.A., 5.625%, 1/15/21		757,000	842,163
E.CL S.A., 4.5%, 1/29/25 (n)		762,000	789,651
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	50,000	100,432
EDP Finance B.V., 5.25%, 1/14/21 (n)		$200,000	214,412
EDP Finance B.V., 4.125%, 1/20/21	EUR	150,000	184,498
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)		$319,000	321,791
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		67,000	69,739
Enel Finance International N.V., 4.875%, 3/11/20	EUR	200,000	260,413
Enel S.p.A., 6.25%, 6/20/19	GBP	100,000	177,564
Greenko Dutch B.V., 8%, 8/01/19 (n)		$378,000	363,825
NGG Finance PLC, FRN, 5.625%, 6/18/73	GBP	100,000	168,888
NRG Energy, Inc., 8.25%, 9/01/20		$1,085,000	1,140,931
NRG Energy, Inc., 6.25%, 7/15/22		375,000	392,813
NRG Energy, Inc., 6.625%, 3/15/23		1,805,000	1,886,225
PG&E Corp., 2.4%, 3/01/19		166,000	167,808
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		250,000	282,670
Southern Electric Power Co. Ltd., 4.625%, 2/20/37	GBP	100,000	175,828
Transelec S.A., 4.25%, 1/14/25 (n)		$200,000	204,788

			$12,471,109
Total Bonds (Identified Cost, $594,398,804)			$587,903,000

Floating Rate Loans (g)(r) - 1.2%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20		$540,869	$539,592

Business Services - 0.0%
Fleetcor Technologies, Inc., Term Loan B, 3.75%, 11/17/21		$220,230	$220,689

Cable TV - 0.0%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19		$79,476	$79,604

Conglomerates - 0.0%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21		$130,618	$130,373

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$307,872	$307,968

Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$325,291	$325,201

Electronics - 0.2%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$797,463	$798,732

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$459,590	$451,994

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$327,318	$328,682

Gaming & Lodging - 0.0%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$119,006	$119,155

Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	$947,064	$949,037

Printing & Publishing - 0.0%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$96,113	$95,849

Retailers - 0.0%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/21	$44,587	$44,741

Supermarkets - 0.1%
Albertson’s Holdings LLC, Term Loan B4, 5.5%, 8/25/21	$640,006	$643,569

Transportation - Services - 0.2%
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/15/19	$1,325,650	$1,325,650

Utilities - Electric Power - 0.0%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$122,515	$120,984
Total Floating Rate Loans (Identified Cost, $6,460,683)		$6,481,820

Portfolio of Investments (unaudited) – continued

Common Stocks - 0.7%
Issuer	Shares/Par	Value ($)

Automotive - 0.0%
Accuride Corp. (a)	12,648	$54,766

Special Products & Services - 0.7%
iShares iBoxx $ High Yield Corporate Bond ETF	42,900	$3,900,039
Total Common Stocks (Identified Cost, $4,046,408)		$3,954,805

Money Market Funds - 4.7%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	24,848,895	$24,848,895
Total Investments (Identified Cost, $629,754,790)		$623,188,520

Other Assets, Less Liabilities - (16.8)%		(89,724,118)
Net Assets - 100.0%		$533,464,402

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $194,950,593, representing 36.5% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Crest Ltd., CDO, 7.00%, 1/28/40	$—	$—
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	41,925	—
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	16,075	—
Total	$58,000	$—

(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from

Portfolio of Investments (unaudited) – continued

registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$12,011	$12,507
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 12/28/40	3/01/06	651,555	397,506
Crown European Holdings S.A., 3.375%, 5/15/25	4/28/15	384,073	374,795
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.375%, 7/15/25	9/26/14	712,016	714,270
EMD Finance LLC, 2.95%, 3/19/22	3/16/15	274,529	275,938
JB Y Co. S.A. de C.V., 3.75%, 5/13/25	5/06/15	148,514	150,000
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25	5/20/15	85,000	85,850
Office Cherifien des Phosphates, 4.5%, 10/22/25	4/15/15	197,550	195,000
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	237,604	198,209
Smurfit Kappa Acquisitions, 2.75%, 2/01/25	2/11/15	310,613	299,779
Total Restricted Securities			$2,703,854
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/15

Forward Foreign Currency Exchange Contracts at 5/31/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	4,500,000	6/02/15	$1,407,129	$1,412,296	$5,167
BUY	BRL	Goldman Sachs International	3,636,000	6/02/15	1,137,316	1,141,135	3,819
SELL	BRL	Deutsche Bank AG	8,135,999	6/02/15	2,637,903	2,553,432	84,471
SELL	CAD	Goldman Sachs International	7,144,242	7/10/15	5,915,362	5,741,273	174,089
BUY	CHF	UBS AG	3,082	7/10/15	3,208	3,284	76
BUY	EUR	Brown Brothers Harriman	357,589	7/10/15	384,133	392,939	8,806
BUY	EUR	Citibank N.A.	46,000	7/10/15	50,052	50,547	495
SELL	EUR	Barclays Bank PLC	247,000	7/10/15	283,246	271,418	11,828
SELL	EUR	Citibank N.A.	98,535	7/10/15	110,839	108,276	2,563
SELL	EUR	Goldman Sachs International	1,530,047	7/10/15	1,704,842	1,681,304	23,538
SELL	EUR	Merrill Lynch International	123,436	7/10/15	137,895	135,639	2,256
BUY	GBP	Goldman Sachs International	349,000	7/10/15	528,292	533,263	4,971
SELL	GBP	Citibank N.A.	159,000	7/10/15	250,178	242,948	7,230
SELL	GBP	Goldman Sachs International	38,000	7/10/15	58,110	58,063	47
SELL	IDR	JPMorgan Chase Bank N.A.	33,101,492,868	6/12/15	2,516,841	2,498,968	17,873
BUY	INR	Barclays Bank PLC	79,660,000	6/12/15	1,244,260	1,244,742	482
BUY	INR	JPMorgan Chase Bank N.A.	80,716,000	6/12/15	1,260,400	1,261,242	842

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	JPY	Deutsche Bank AG	1,605,408,512	7/10/15	$13,362,629	$12,941,563	$421,066
SELL	JPY	Goldman Sachs International	55,908,000	7/10/15	467,565	450,687	16,878
SELL	MXN	JPMorgan Chase Bank N.A.	15,694,000	7/10/15	1,046,720	1,016,310	30,410
SELL	NOK	Barclays Bank PLC	33,057,379	7/10/15	4,355,213	4,249,371	105,842
SELL	NZD	Goldman Sachs International	4,251,318	7/10/15	3,196,828	3,005,713	191,115
SELL	NZD	JPMorgan Chase Bank N.A.	3,395,000	7/10/15	2,537,510	2,400,289	137,221
SELL	NZD	Westpac Banking Corp.	2,583,535	7/10/15	1,937,406	1,826,578	110,828
BUY	SEK	Deutsche Bank AG	4,950,063	7/10/15	572,984	580,979	7,995
BUY	SGD	Goldman Sachs International	40,141	7/10/15	29,495	29,751	256

							$1,370,164

Liability Derivatives
BUY	AUD	Barclays Bank PLC	92,000	7/10/15	$74,070	$70,196	$(3,874)
SELL	AUD	Westpac Banking Corp.	6,858,172	7/10/15	5,219,604	5,232,784	(13,180)
BUY	BRL	Deutsche Bank AG	7,143,432	6/02/15-8/04/15	2,224,002	2,218,134	(5,868)
BUY	CAD	Goldman Sachs International	120,000	7/10/15	99,987	96,435	(3,552)
SELL	CAD	Merrill Lynch International	3,190,375	7/10/15	2,546,657	2,563,857	(17,200)
BUY	CHF	Goldman Sachs International	12,000	7/10/15	13,133	12,785	(348)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	CLP	Barclays Bank PLC	1,582,366,000	6/26/15	$2,573,790	$2,553,949	$(19,841)
BUY	DKK	Goldman Sachs International	2,451,688	7/10/15	372,048	361,321	(10,727)
SELL	DKK	JPMorgan Chase Bank N.A.	8,597,254	7/10/15	1,251,802	1,267,031	(15,229)
BUY	EUR	Barclays Bank PLC	792,000	7/10/15	893,860	870,295	(23,565)
BUY	EUR	Citibank N.A.	1,000,000	7/10/15	1,120,244	1,098,858	(21,386)
BUY	EUR	Deutsche Bank AG	915,000	7/10/15	1,043,947	1,005,455	(38,492)
BUY	EUR	Goldman Sachs International	2,464,203	7/10/15	2,774,618	2,707,808	(66,810)
BUY	EUR	JPMorgan Chase Bank N.A.	2,339,000	7/10/15	2,628,171	2,570,228	(57,943)
BUY	EUR	Merrill Lynch International	8,903,903	7/10/15	9,981,738	9,784,121	(197,617)
BUY	EUR	UBS AG	718,000	7/10/15	815,476	788,980	(26,496)
SELL	EUR	Deutsche Bank AG	968,283	7/10/15	1,049,995	1,064,005	(14,010)
SELL	EUR	Goldman Sachs International	103,000	7/10/15	112,411	113,182	(771)
SELL	EUR	JPMorgan Chase Bank N.A.	42,514,771	7/10/15	46,076,744	46,717,676	(640,932)
BUY	GBP	Citibank N.A.	195,000	7/10/15	306,970	297,955	(9,015)
BUY	GBP	Goldman Sachs International	114,073	7/10/15	174,966	174,301	(665)
SELL	GBP	Barclays Bank PLC	3,581,292	7/10/15	5,325,599	5,472,124	(146,525)
SELL	GBP	Merrill Lynch International	3,426,291	7/10/15	5,096,095	5,235,288	(139,193)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	JPY	Goldman Sachs International	8,168,000	7/10/15	$68,230	$65,844	$(2,386)
BUY	KRW	JPMorgan Chase Bank N.A.	44,218,500	6/16/15	40,391	39,881	(510)
BUY	MYR	Deutsche Bank AG	235,000	6/29/15	64,377	63,954	(423)
SELL	NOK	Goldman Sachs International	6,572,215	7/10/15	814,381	844,827	(30,446)
BUY	NZD	Goldman Sachs International	1,085,291	7/10/15	812,083	767,308	(44,775)
BUY	NZD	Royal Bank of Scotland Group PLC	73,000	7/10/15	54,463	51,612	(2,851)
SELL	SEK	Credit Suisse Group	1,752,419	7/10/15	203,068	205,678	(2,610)
SELL	SEK	Deutsche Bank AG	2,984,929	7/10/15	345,910	350,335	(4,425)
SELL	SEK	Goldman Sachs International	5,887,383	7/10/15	682,026	690,990	(8,964)
BUY	ZAR	JPMorgan Chase Bank N.A.	569,852	7/10/15	47,399	46,623	(776)

							$(1,571,405)

Futures Contracts at 5/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Japanese Government Bond 10 yr (Long)	JPY	18	$21,410,305	June - 2015	$104,202
U.K. Gilt 10 yr (Long)	GBP	35	6,301,593	September - 2015	50,150

					$154,352

Portfolio of Investments (unaudited) – continued

Futures Contracts at 5/31/15 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Buxl 30 yr (Long)	EUR	17	$3,025,092	June - 2015	$(40,740)
Euro-Bund 10 yr (Long)	EUR	69	11,778,906	June - 2015	(79,723)
Euro-Bund 10 yr (Long)	EUR	20	3,406,707	September - 2015	(5,755)
Euro-Bobl 5 yr (Long)	EUR	115	16,274,336	June - 2015	(29,303)
U.S. Treasury Bond 30 yr (Short)	USD	7	1,089,375	September - 2015	(18,061)
U.S. Treasury Note 10 yr (Short)	USD	635	81,081,563	September - 2015	(372,645)
U.S. Treasury Note 2 yr (Short)	USD	121	26,481,985	September - 2015	(36,346)

					$(582,573)

At May 31, 2015, the fund had cash collateral of $400,000 and other liquid securities with an aggregate value of $1,937,902 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $604,905,895)	$598,339,625
Underlying affiliated funds, at cost and value	24,848,895
Total investments, at value (identified cost, $629,754,790)	$623,188,520
Cash	309,200
Restricted cash	400,000
Foreign currency, at value (identified cost, $47)	47
Receivables for
Forward foreign currency exchange contracts	1,370,164
Investments sold	2,485,598
Interest	8,170,046
Other assets	32,521
Total assets	$635,956,096
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	201,681
Forward foreign currency exchange contracts	1,571,405
Daily variation margin on open futures contracts	106,938
Investments purchased	192,842
Payable to affiliates
Investment adviser	35,492
Transfer agent and dividend disbursing costs	2,435
Payable for independent Trustees’ compensation	23,226
Accrued interest expense	71,751
Deferred country tax expense payable	171,600
Accrued expenses and other liabilities	114,324
Total liabilities	$102,491,694
Net assets	$533,464,402
Net assets consist of
Paid-in capital	$539,371,560
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $76,662 deferred country tax)	(7,308,603)
Accumulated net realized gain (loss) on investments and foreign currency	4,970,503
Accumulated distributions in excess of net investment income	(3,569,058)
Net assets	$533,464,402
Shares of beneficial interest outstanding	53,267,490
Net asset value per share (net assets of $533,464,402 / 53,267,490 shares of beneficial interest outstanding)	$10.01

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$15,669,730
Dividends	52,521
Dividends from underlying affiliated funds	7,235
Foreign taxes withheld	(7,874)
Total investment income	$15,721,612
Expenses
Management fee	$1,609,298
Transfer agent and dividend disbursing costs	31,431
Administrative services fee	47,459
Independent Trustees’ compensation	31,737
Stock exchange fee	24,748
Custodian fee	41,068
Interest expense	420,680
Shareholder communications	78,429
Audit and tax fees	38,535
Legal fees	9,566
Miscellaneous	25,675
Total expenses	$2,358,626
Fees paid indirectly	(257)
Net expenses	$2,358,369
Net investment income	$13,363,243
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $11,204 country tax)	$2,563,833
Futures contracts	(743,742)
Foreign currency	10,279,225
Net realized gain (loss) on investments and foreign currency	$12,099,316
Change in unrealized appreciation (depreciation)
Investments (net of $5,451 increase in deferred country tax)	$(9,667,260)
Futures contracts	6,432
Translation of assets and liabilities in foreign currencies	(2,631,856)
Net unrealized gain (loss) on investments and foreign currency translation	$(12,292,684)
Net realized and unrealized gain (loss) on investments and foreign currency	$(193,368)
Change in net assets from operations	$13,169,875

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/15 (unaudited)	Year ended 11/30/14
From operations
Net investment income	$13,363,243	$28,406,679
Net realized gain (loss) on investments and foreign currency	12,099,316	13,298,605
Net unrealized gain (loss) on investments and foreign currency translation	(12,292,684)	(11,090,540)
Change in net assets from operations	$13,169,875	$30,614,744
Distributions declared to shareholders
From net investment income	$(22,518,207)	$(31,527,655)
Change in net assets from fund share transactions	$(5,717,557)	$(7,794,409)
Total change in net assets	$(15,065,889)	$(8,707,320)
Net assets
At beginning of period	548,530,291	557,237,611
At end of period (including accumulated distributions in excess of net investment income of $3,569,058 and undistributed net investment income of $5,585,906, respectively)	$533,464,402	$548,530,291

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/15 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$13,169,875
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(165,486,553)
Proceeds from disposition of investment securities	189,511,104
Payments for futures contracts	(743,742)
Purchases of short-term investments, net	(19,633,298)
Realized gain/loss on investments	(2,575,037)
Realized gain/loss on futures contracts	743,742
Unrealized appreciation/depreciation on investments	9,661,809
Unrealized appreciation/depreciation on foreign currency contracts	2,663,115
Net amortization/accretion of income	1,130,665
Decrease in interest and dividends receivable	426,442
Decrease in accrued expenses and other liabilities	(43,474)
Decrease in payable for daily variation margin on open futures contracts	(164,818)
Increase in restricted cash	(400,000)
Increase in other assets	(28,294)
Increase in interest payable	5,023
Net cash provided by operating activities	$28,236,559
Cash flows from financing activities:
Distributions paid in cash	(22,456,105)
Repurchase of shares of beneficial interest	(5,717,557)
Net cash used by financing activities	$(28,173,662)
Net increase in cash	$62,897
Cash:
Beginning of period (including foreign currency of $30,903)	$246,350
End of period (including foreign currency of $47)	$309,247

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2015 for interest was $415,657.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
			2014	2013	2012	2011	2010

Net asset value, beginning of period	$10.17		$10.17	$10.40	$9.59	$9.99	$9.50
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.52	$0.57	$0.62	$0.66	$0.68
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	0.04	(0.18)	0.84	(0.31)	0.52
Total from investment operations	$0.25		$0.56	$0.39	$1.46	$0.35	$1.20
Less distributions declared to shareholders
From net investment income	$(0.42)		$(0.58)	$(0.62)	$(0.65)	$(0.75)	$(0.71)
Net increase from repurchase of capital shares	$0.01		$0.02	$0.00 (w)	$—	$—	$—
Net asset value, end of period (x)	$10.01		$10.17	$10.17	$10.40	$9.59	$9.99
Market value, end of period	$8.90		$8.81	$8.97	$10.19	$8.93	$9.51
Total return at market value (%)	5.85	(n)	4.68	(6.13)	21.92	1.79	14.36
Total return at net asset value (%) (j)(r)(s)(x)	3.13	(n)	6.58	4.28	15.87	4.06	13.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.87	0.92	0.98	1.00	1.11
Expenses after expense reductions (f)	N/A		0.87	0.92	0.98	1.00	1.11
Net investment income	5.01	(a)	5.09	5.53	6.12	6.60	6.93
Portfolio turnover	25	(n)	44	52	45	47	56
Net assets at end of period (000 omitted)	$533,464		$548,530	$557,238	$570,716	$526,317	$548,397
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	0.73	(a)	0.72	0.75	0.79	0.79	0.82
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$6,335		$6,485	$6,572	$6,707	$6,263	$6,484

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted

Notes to Financial Statements (unaudited) – continued

or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

Notes to Financial Statements (unaudited) – continued

or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,954,805	$—	$—	$3,954,805
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	17,728,383	—	17,728,383
Non-U.S. Sovereign Debt	—	101,116,264	—	101,116,264
U.S. Corporate Bonds	—	329,658,996	—	329,658,996
Residential Mortgage-Backed Securities	—	7,510,024	—	7,510,024
Commercial Mortgage-Backed Securities	—	18,733,260	—	18,733,260
Asset-Backed Securities (including CDOs)	—	2,072,803	—	2,072,803
Foreign Bonds	—	111,083,270	—	111,083,270
Floating Rate Loans	—	6,481,820	—	6,481,820
Mutual Funds	24,848,895	—	—	24,848,895
Total Investments	$28,803,700	$594,384,820	$—	$623,188,520

Other Financial Instruments
Futures Contracts	$(428,221)	$—	$—	$(428,221)
Forward Foreign Currency Exchange Contracts	—	(201,241)	—	(201,241)

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$154,352	$(582,573)
Foreign Exchange	Forward Foreign Currency Exchange	1,370,164	(1,571,405)
Total		$1,524,516	$(2,153,978)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(743,742)	$—
Foreign Exchange	—	10,465,826
Total	$(743,742)	$10,465,826

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$6,432	$—
Foreign Exchange	—	(2,663,115)
Total	$6,432	$(2,663,115)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the

Notes to Financial Statements (unaudited) – continued

value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of

Notes to Financial Statements (unaudited) – continued

Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a

Notes to Financial Statements (unaudited) – continued

fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Effective May 1, 2015, the fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/14
Ordinary income (including any short-term capital gains)	$31,527,655

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/15
Cost of investments	$633,602,404
Gross appreciation	11,429,196
Gross depreciation	(21,843,080)
Net unrealized appreciation (depreciation)	$(10,413,884)

As of 11/30/14
Undistributed ordinary income	9,840,731
Capital loss carryforwards	(3,074,945)
Other temporary differences	(2,133,517)
Net unrealized appreciation (depreciation)	(1,191,095)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may

Notes to Financial Statements (unaudited) – continued

be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

11/30/17	$(3,074,945)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2015 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2015, these fees paid to MFSC amounted to $8,882.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2015 was equivalent to an annual effective rate of 0.0178% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $629 and is included in “Independent Trustees’ compensation” in

Notes to Financial Statements (unaudited) – continued

the Statement of Operations for the six months ended May 31, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $22,578 at May 31, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2015, the fee paid by the fund under this agreement was $989 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$39,811,609
Investments (non-U.S. Government securities)	$150,361,801	$141,661,542

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 647,119 shares of beneficial interest during the six months ended May 31, 2015 at an average price per share of $8.84 and a weighted average discount of 11.09% per share. The fund repurchased and retired 856,717 shares of beneficial interest during the year ended November 30, 2014 at an average price per share of $9.10 and a weighted average discount of 11.19% per share. Transactions in fund shares were as follows:

	Six months ended 5/31/15		Year ended 11/30/14
	Shares	Amount	Shares	Amount
Capital shares reacquired	(647,119)	$(5,717,557)	(856,717)	$(7,794,409)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. This credit agreement matures on August 21, 2015. The trustees approved the renewal of the revolving secured line of credit up to the amount of $100,000,000 on substantially similar terms for an additional 364 day

Notes to Financial Statements (unaudited) – continued

period which matures on August 19, 2016. At May 31, 2015, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered Level 2 under the fair value hierarchy. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of the daily one month LIBOR or the Overnight Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $420,680 during the period in connection with this loan agreement. The fund may also be charged a commitment fee based on the average daily unused portion of the revolving secured line of credit. The fund did not incur a commitment fee during the period. For the six months ended May 31, 2015, the average loan balance was $100,000,000 at a weighted average annual interest rate of 0.84%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,215,597	108,937,166	(89,303,868)	24,848,895

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,235	$24,848,895

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Charter Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Charter Income Trust (the Fund), including the portfolio of investments, as of May 31, 2015, and the related statements of operations, changes in net assets and cash flows and the financial highlights for the six-month period ended May 31, 2015. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2014 and the financial highlights for each of the five years in the period ended November 30, 2014, and in our report dated January 15, 2015, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 16, 2015

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MCR

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/14-12/31/14	0	N/A	0	4,829,063
1/01/15-1/31/15	494,857	8.77	494,857	4,334,206
2/01/15-2/28/15	0	N/A	0	4,334,206
3/01/15-3/31/15	0	N/A	0	5,341,975
4/01/15-4/30/15	152,262	9.04	152,262	5,189,713
5/01/15-5/31/15	0	N/A	0	5,189,713

Total	647,119	8.84	647,119

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2015 plan year is 5,341,975.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CHARTER INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2015

*	Print name and title of each signing officer under his or her signature.